Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 17.4%	Principal Amount	Value
Airlines - 1.1%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$ 182,257	$ 187,188
Series 2013-1, Class A, 4.00%, 01/15/27	397,202	423,444
Series 2013-2, Class A, 4.95%, 07/15/24	176,931	185,628
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	442,945	482,634
Auto manufacturers - 2.3%
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	830,000	844,932
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	235,000	239,832
General Motors Financial Co., Inc.,
4.20%, 11/06/21	495,000	512,270
5.10%, 01/17/24	555,000	608,998
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	350,000	355,915
Banks - 7.7%
Bank of America Corp.,
3.50%, 04/19/26	295,000	317,307
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	650,000	700,932
Citibank NA, 3.40%, 07/23/21	895,000	916,554
JPMorgan Chase & Co.,
(3 Month LIBOR USD + 0.55%), 2.44%, 03/09/21	1,880,000	1,880,766
2.55%, 03/01/21	290,000	292,570
2.75%, 06/23/20	320,000	320,871
Truist Financial Corp., 2.20%, 03/16/23	830,000	840,245
UBS AG, 144A, 2.45%, 12/01/20	415,000	416,938
U.S. Bank NA, 3.15%, 04/26/21	880,000	895,748
Wells Fargo & Co.,
2.60%, 07/22/20	795,000	797,959
(3 Month LIBOR USD + 1.23%), 3.01%, 10/31/23	775,000	790,864
3.75%, 01/24/24	380,000	405,978
Biotechnology - 1.0%
AbbVie, Inc. (3 Month LIBOR USD + 0.46%), 144A, 2.35%, 11/19/21	1,120,000	1,123,653
Consumer finance - 0.5%
American Express Credit Corp., 2.60%, 09/14/20	540,000	542,384
Diversified telecommunication services - 0.4%
AT&T, Inc.,
3.80%, 03/01/24	180,000	192,445
4.25%, 03/01/27	245,000	273,226
Food products - 0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 2.52%, 03/15/21	90,000	90,371
Health care providers & services - 2.0%
Cigna Corp., 3.20%, 09/17/20	1,170,000	1,179,673
CVS Health Corp.,
3.25%, 08/15/29	585,000	606,845
3.70%, 03/09/23	460,000	482,518
Insurance - 0.3%
American International Group, Inc., 6.40%, 12/15/20	285,000	296,325
Multi-utilities - 0.9%
Dominion Energy, Inc., 144A, 2.45%, 01/15/23	1,040,000	1,054,344

Transportation - 1.1%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	8,510	8,543
Series 2004-1, 4.58%, 01/15/21	37,465	38,507
CSX Transportation, Inc., 6.25%, 01/15/23	205,770	230,391
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	151,806	159,517
Series 2005, 5.08%, 01/02/29	382,958	414,226
Series 2006, 5.87%, 07/02/30	343,068	397,030
Total corporate bonds (cost $18,976,561)		19,507,571

MORTGAGE AND ASSET-BACKED SECURITIES - 38.4%
Asset-backed securities - 1.5%
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	670,000	676,720
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	275,000	276,826
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	635,000	658,637
Commercial mortgage-backed securities - 7.1%
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4, 3.83%, 12/17/47	1,675,494	1,715,192
Series 2016-C3, Class A3, 3.87%, 01/10/48	800,000	875,947
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	452,594	467,776
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	631,478	652,003
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	759,626	772,309
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	251,715	259,404
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4, 3.48%, 06/16/45	879,225	898,768
JPM ACMBS, Series JPM-2526, Class COLL, 2.25%, 02/25/30	800,000	800,240
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	469,975
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	955,000	995,620
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A3, 3.43%, 08/16/47	28,471	28,909
Federal agency mortgage-backed obligations - 29.8%
Fannie Mae Pool,
Series 0913, Class AE, VR, 4.15%, 09/01/20	708,573	713,032
Series 1313, Class MA, 2.00%, 01/01/23	146,064	146,578
Series 1614, Class AN, 2.47%, 06/01/26	2,785,000	2,881,149
Series 1671, Class AM, 2.10%, 12/01/27	854,230	863,886
Series 2793, Class AL, VR, 4.65%, 01/01/21	525,817	535,678
Series 2822, Class AB, 2.50%, 03/01/26	167,165	170,131
Series 3663, Class MA, 3.50%, 05/01/49	860,894	888,488
Series 3686, Class MA, 3.50%, 06/01/49	5,889,610	6,076,149
Series 5796, Class AN, 3.03%, 06/01/27	355,000	380,912
Series 8744, Class AB, 2.00%, 03/01/23	64,746	64,976
Series 8874, Class AB, 2.00%, 04/01/23	62,556	62,778
Series 9180, Class AB, 2.00%, 05/01/23	202,284	203,003
Series 9550, Class AL, 2.50%, 07/01/25	207,185	210,818
Series 387770, 3.63%, 07/01/28	455,000	499,710
Series 465468, 3.33%, 07/01/20	82,033	81,921
TBA, 3.00%, 03/15/50	7,120,000	7,276,356
TBA, 4.50%, 03/15/50	2,240,000	2,368,901
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	641,264	645,175

Series 2016-M6, Class AB2, 2.40%, 05/25/26	596,995	615,637
Freddie Mac Gold Pool, Series 15226, Class G, 4.50%, 08/01/20	2	2
Freddie Mac Pool,
Series 2086, Class ZT, 3.50%, 06/01/49	1,138,737	1,174,875
Series 2087, Class ZT, 4.00%, 06/01/49	2,001,372	2,091,348
Series 6637, Class ZS, 2.00%, 01/01/28	777,654	784,306
Series 8003, Class SD, 4.00%, 07/01/49	2,705,373	2,833,169
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	956	958
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,251,298	1,290,438
Series 2583, Class AB, 2.14%, 08/15/23	446,887	445,805
Total mortgage and asset-backed securities (cost $42,169,676)		42,854,505

U.S. TREASURIES - 44.5%
U.S. Treasury Bonds, 2.25%, 08/15/49	1,590,000	1,678,630
U.S. Treasury Notes,
1.50%, 08/15/20	8,765,000	8,761,406
1.50%, 10/31/24	1,000,000	1,008,047
1.75%, 07/31/24	13,845,000	14,102,971
1.75%, 12/31/24(a)	14,750,000	15,047,881
1.75%, 11/15/29	8,080,000	8,249,333
2.25%, 11/15/27	830,000	879,054
Total U.S. Treasuries (cost $49,098,295)		49,727,322

MONEY MARKET FUNDS - 5.4%
First American Government Obligations Fund - Class X, 1.49%#	6,009,579	6,009,579
Total money market funds (cost $6,009,579)		6,009,579
Total investment portfolio (cost $116,254,111) - 105.7%		118,098,977
Liabilities in excess of other assets - (5.7)%		(6,395,569)
Total net assets - 100.0%		$ 111,703,408

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $5,902,900 or 5.3% of net assets as of the date of this report.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
REMIC - Real estate mortgage investment conduit
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments and credit default swap contracts are categorized as Level 2 as of the date of this report, other than the money market fund which is categorized as Level 1. The total value of Level 1 and Level 2 investments as of the date of this report is $6,009,579, and $112,274,664, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2020

Exchange	Entity	Rating of Reference Equity (Moody's/S&P)	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value (d)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 33	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/2024	$7,500,000	$185,266	$130,940	$54,326
Total swap contracts							$7,500,000	$185,266	$130,940	$54,326

There is $10,709 of variation margin due from the Fund to the broker as of the date of this report.

(b)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.